Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 129,257	$ 123,073
Goodwill	$ 301,368	$ 293,153
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	135,343,417	134,957,511
Common stock, shares outstanding (in shares)	82,710,911	87,193,362
Treasury stock, shares (in shares)	52,632,506	47,764,149